Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts payable due to related parties		$ 100	$ 100
Common stock issued		9,624	2,579
CEO
Related Party Transaction [Line Items]
Compensation amount received related to related party transaction		400	500
PillTracker SOW
Related Party Transaction [Line Items]
Payment to related party		1,000	300
Total cost under SOW	$ 200
Pilltracker STO [Member]
Related Party Transaction [Line Items]
Supplemental Task Order expected costs		400
Neuro Rx [Member] | Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Payment to related party		100	100
Neuro Rx [Member] | Glytech Agreement [Member]
Related Party Transaction [Line Items]
Continuing technology support services and reimbursed expenses		$ 300	$ 300
Related party transaction description		The Excluded Technology will transfer to the Company for no additional consideration if aggregate the value of NRx Pharmaceuticals equity held by Glytech exceeds $50.0 million on any date prior to August 6, 2022, based on the average daily value of the equity held by Glytech during a period of 20 consecutive days prior to such date.